EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	$ 11,562,701	$ 40,498,721
Additions	4,713,402	2,045,210
Incidental revenues	(344,959)	(2,193,400)
Impairment loss		(18,787,830)
Exploration and evaluation asset held for sale		(10,000,000)
Tangible exploration and evaluation assets	15,931,144	11,562,701
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	0	10,621,366
Additions	0	0
Incidental revenues	0	0
Impairment loss		(10,621,366)
Exploration and evaluation asset held for sale		0
Tangible exploration and evaluation assets	0	0
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	0	17,898,367
Additions	0	268,097
Incidental revenues	0	0
Impairment loss		(8,166,464)
Exploration and evaluation asset held for sale		(10,000,000)
Tangible exploration and evaluation assets	0	0
Imbo [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	11,562,701	11,978,988
Additions	4,713,402	1,777,113
Incidental revenues	(344,959)	(2,193,400)
Impairment loss		0
Exploration and evaluation asset held for sale		0
Tangible exploration and evaluation assets	$ 15,931,144	$ 11,562,701